Fair Value (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Securities available-for-sale	$ 122,243	$ 155,223
Loans held for sale, at fair value	3,581	763
Financial liabilities
Subordinated Debentures	(5,155)	(5,155)
Derivatives – interest rate swaps	(1,265)	(1,156)
Carrying Value [Member]
Financial assets
Cash and due from financial institutions	18,459	8,698
Interest-earning time deposits at other financial institutions	13,599	6,615
Securities available-for-sale	122,243	155,223
Federal Home Loan Bank stock	4,029	4,275
Loans held for sale	3,581	763
Loans, net	341,552	306,131
Accrued interest receivable	1,519	1,485
Financial liabilities
Deposits	(390,959)	(340,768)
Federal Home Loan Bank advances	(55,000)	(84,919)
Subordinated Debentures	(5,155)	(5,155)
Accrued interest payable	(175)	(155)
Derivatives – interest rate swaps	(1,265)	(1,156)
Fair Value [Member]
Financial assets
Loans held for sale	3,581	763
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from financial institutions	18,459	8,698
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Federal Home Loan Bank stock	0	0
Loans held for sale, at fair value	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	0	0
Accrued interest payable	0	0
Derivatives – interest rate swaps	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	13,641	6,636
Securities available-for-sale	122,243	155,223
Federal Home Loan Bank stock	4,029	4,275
Loans held for sale, at fair value	3,581	763
Loans, net	0	0
Accrued interest receivable	760	857
Financial liabilities
Deposits	(390,914)	(340,830)
Federal Home Loan Bank advances	(55,197)	(85,078)
Subordinated Debentures	0	0
Accrued interest payable	(172)	(152)
Derivatives – interest rate swaps	(1,265)	(1,156)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Federal Home Loan Bank stock	0	0
Loans held for sale, at fair value	0	0
Loans, net	344,488	309,903
Accrued interest receivable	759	628
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	(5,139)	(5,149)
Accrued interest payable	(3)	(3)
Derivatives – interest rate swaps	$ 0	$ 0